Note N - Regulatory Matters (Details) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual capital	$ 93,504	$ 93,158
Actual capital to risk weighted assets	16.80%	17.20%
Minimum capital required for capital adequacy purposes	44,565	43,234
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	55,706	54,043
Minimum capital to risk weighted assets required to be well capitalized under prompt corrective action regulations
Actual Tier 1 capital	87,349	86,401
Actual Tier 1 capital to risk weighted assets	15.70%	16.00%
Minimum Tier 1 capital required for capital adequacy purposes	22,283	21,617
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	33,424	32,426
Minimum Tier 1 capital to risk weighted assets required to be well capitalized under prompt corrective action regulations
Actual Tier 1 capital	87,349	86,401
Actual Tier 1 capital to average assets	11.70%	10.90%
Minimum Tier 1 capital required for capital adequacy purposes	29,918	31,571
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	37,397	39,464
Minimum Tier 1 capital to average assets required to be well capitalized under prompt corrective action regulations
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual capital	83,057	84,267
Actual capital to risk weighted assets	15.20%	15.90%
Minimum capital required for capital adequacy purposes	43,731	42,506
Minimum capital to risk weighted assets required for capital adequacy purposes	8.00%	8.00%
Minimum capital required to be well capitalized under prompt corrective action regulations	54,664	53,132
Minimum capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	10.00%	10.00%
Actual Tier 1 capital	77,230	77,690
Actual Tier 1 capital to risk weighted assets	14.10%	14.60%
Minimum Tier 1 capital required for capital adequacy purposes	21,866	21,253
Minimum Tier 1 capital to risk weighted assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	32,798	31,879
Minimum Tier 1 capital to risk weighted assets required to be well capitalized under prompt corrective action regulations	6.00%	6.00%
Actual Tier 1 capital	77,230	77,690
Actual Tier 1 capital to average assets	10.50%	10.00%
Minimum Tier 1 capital required for capital adequacy purposes	29,410	31,010
Minimum Tier 1 capital to average assets required for capital adequacy purposes	4.00%	4.00%
Minimum Tier 1 capital required to be well capitalized under prompt corrective action regulations	$ 36,762	$ 38,763
Minimum Tier 1 capital to average assets required to be well capitalized under prompt corrective action regulations	5.00%	5.00%